Statement of Operations (USD $)	1 Months Ended
Mar. 31, 2015
Revenues:
Sales, net
Expenses
General & administrative expenses	842
Professional fees	20,000
Total Expenses	20,842
Net Loss for the Period	$ (20,842)
Basic and diluted loss per common share	$ 0.00
Weighted average number of common shares outstanding
Basic and diluted	25,000,000